Stockholders' Equity	12 Months Ended
Jul. 31, 2019
Stockholders' equity
Stockholders' Equity

8. Stockholders’ Equity

Preferred Stock

As of July 31, 2019, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2019 and July 31, 2018, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2019, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

Private Placement Financing

On August 16, 2018, we completed a closing (the “Closing”) of a private placement financing to accredited investors. We raised approximately $1.5 million in the Closing and issued an aggregate of 3,333,964 shares of our common stock at a purchase price of $0.45 per share, including the conversion of approximately $0.5 million held in the form of a promissory note as of July 31, 2018. The shares issued in the private placement financing were issued pursuant to a securities purchase agreement entered into with the investors. Mr. Tom Y. Lee, a member of the Company’s Board of Directors invested approximately $1.0 million through his affiliates, including approximately $0.5 million of cash and the conversion of existing indebtedness in the amount of approximately $0.5 million that was held in the form of a promissory note payable as of July 31, 2018.

The net proceeds to us from the Closing (including the cancellation of indebtedness), after deducting fees and other offering expenses, were approximately $1.5 million.

The issuance and sale of the shares was not registered under the Securities Act of 1933, as amended (the “Securities Act”), and these shares may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The shares were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act. The Investors represented to the Company that each was an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act, and that each was receiving the shares for investment for its own account and without a view to distribute them.

On February 19, 2019, we entered into warrants amendments (each a “Warrant Amendment”, and together, the “Warrant Amendments”) with three holders of warrants to purchase the Company’s common stock issued in August 2014 (the “2014 Warrants”). The Warrant Amendments provided (i) for a reduction in the exercise price from $0.75 to $0.35 and (ii) that 2014 Warrants would expire unless otherwise exercised on the date of the Warrant Amendments. In connection with the execution of the Warrant Amendments, on February 19, 2019, the holders exercised the 2014 Warrants to purchase 2,399,999 shares of common stock for an aggregate exercise price of $840,000.

Tom Lee, the Company’s Chairman of the Board, and beneficial holder of a 2014 Warrant to purchase 2,133,333 shares of Common Stock, entered into a Warrant Amendment and exercised his 2014 Warrant for an aggregate exercise price of $746,666. Additionally, Dale Okuno, a member of the Company’s Board of Directors, and beneficial holder of a 2014 Warrant to purchase 213,333 shares of Common Stock, entered into a Warrant Amendment and exercised his 2014 Warrant for an aggregate exercise price of $74,666.

Due to the reduction in exercise price for the 2014 Warrants issued in connection with the Warrant Amendment, we determined it was appropriate to record $960,000 of expense in the 2019 consolidated statement of operations for the inducement to exercise the 2014 Warrants.

During May, June and July of 2019, we completed three closings (the “Closings”) of private placement financings to accredited investors. We raised net proceeds of $716,000 in the Closings and issued an aggregate of 2,468,963 shares of our common stock at a purchase price of $0.29 per share. The shares issued in the private placement financing were issued pursuant to a securities purchase agreement entered into with the investors. Messrs. Dale Okuno and Ivan Chen, each of whom is an accredited investor and a member of the Company’s Board of Directors invested $250,000 and $35,000, respectively, in the private placement financings.

The net proceeds to us from the Closings, after deducting fees and other offering expenses, were approximately $716,000. We expect to use the net proceeds for general corporate purposes, including our research and development efforts, and for general administrative expenses and working capital.

The issuance and sale of the shares was not registered under the Securities Act of 1933, as amended (the “Securities Act”), and these shares may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The shares were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act. The Investors represented to the Company that each was an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act, and that each was receiving the shares for investment for its own account and without a view to distribute them.

Schedule TO and Warrant Exercises

On October 10, 2017, we closed the offer to amend and exercise outstanding warrants to purchase shares of our common stock (the “Tender Offer”). Specifically, we filed a Schedule TO with the SEC on August 25, 2017 offering to (i) reduce the exercise price of the warrants to purchase 4,104,980 shares of common stock issued to investors participating in our private placement financing completed on August 29, 2014, as amended (the “2014 Warrants”) from $0.75 per share to $0.60 per share of common stock in cash, (ii) reduce the exercise price of outstanding warrants to purchase 1,986,101 shares of common stock issued to investors participating in our private placement financing completed on November 23, 2015 (the “2015 Warrants”) from $0.45 per share to $0.40 per share of common stock in cash, (iii) reduce the exercise price of the outstanding warrants to purchase 1,572,941 shares of common stock issued to investors participating in our private placement financing completed on January 23, 2017 (the “2017 Warrants”, together with the 2014 Warrants and 2015 Warrants, the “Original Warrants”) from $1.25 per share to $0.85 per share of common stock in cash, (iv) shorten the exercise period of the Original Warrants so that they expired concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on September 25, 2017 (“Expiration Date”) unless extended until the Subsequent Expiration Date (as defined below), (v) delete the cashless exercise provisions in the Original Warrants and (vi) delete the price-based anti-dilution provisions contained in the 2015 Warrants.

Additionally, we requested the holders of a majority of the shares issuable upon exercise of the 2014 Warrants (the “2014 Requisite Majority”), 2015 Warrants (the “2015 Requisite Majority”) and 2017 Warrants (the “2017 Requisite Majority”) to approve an amendment of all of the outstanding 2014 Warrants, 2015 Warrants and 2017 Warrants, respectively, to amend such Original Warrants in the same manner as set forth above (the “Aggregate Warrant Amendment”), except the Expiration Date would be extended until October 10, 2017 (the “Subsequent Expiration Date”) if such Aggregate Warrant Amendment was approved with respect to such class of Original Warrants. The 2015 Requisite Majority approved an amendment of all of the outstanding 2015 Warrants and holders of 2015 Warrants had until the Subsequent Expiration Date to exercise their 2015 Warrants (the “Subsequent Offer Period”).

The Offer to Amend and Exercise with respect to the 2014 Warrants and 2017 Warrants expired on the Expiration Date of September 25, 2017. As of September 25, 2017, 1,491,649 shares of common stock were issued upon exercise of 2014 Warrants, 1,599,135 shares of common stock were issued upon exercise of 2015 Warrants and 1,396,470 shares of common stock were issued upon exercise of 2017 Warrants, for aggregate gross proceeds to us of approximately $2,720,000. During the Subsequent Offer Period, 2015 Warrants to purchase 268,909 shares of common stock were exercised for aggregate gross proceeds to us of approximately $107,000. 2014 Warrants to purchase 2,533,331 shares of common stock and 2017 Warrants to purchase 176,471 shares of common stock at exercise prices of $0.75 per share and $1.25 per share, respectively, continue to remain outstanding and no 2015 Warrants remain outstanding.

Original Warrants (including 2015 Warrants exercised during the Subsequent Offer Period) to purchase an aggregate of 4,756,163 shares of common stock were tendered and exercised in the Offer to Amend and Exercise for aggregate net proceeds to us of approximately $2,632,000. Garden State Securities Inc. assisted the Company as warrant solicitation agents with respect to the 2017 Warrants.

Due to the reduction in exercise price for the Original Warrants issued in connection with the Schedule TO, we determined it was appropriate to record $876,000 of expense in the 2018 consolidated statement of operations for the inducement to exercise the Original Warrants.

Other Activity

During the three months ended October 31, 2017, we entered into a two-year service agreement for business development services. In accordance with the agreement we issued 50,000 shares of common stock, with a value of $51,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the fiscal year ended July 31, 2019 and 2018, we recognized $25,000 and $21,000 of expense related to these services, respectively.

On April 13, 2016, we entered into a two-year service agreement for general financial advisory services. In accordance with the agreement we issued 250,000 shares of common stock, with a value of $290,000. The value was capitalized to prepaid expense and was being amortized over the term of the agreement. During the fiscal year ended July 31, 2018, we recognized $101,000 of expense related to these services.

Additional Warrant Exercise

During the fiscal year ended July 31, 2018, there was a net exercise on 573,057 warrants which resulted in the issuance of 158,342 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreement, we did not receive any cash proceeds. 198,057 of the warrants exercised during the period were issued in connection with the Original Warrants discussed above.

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2017	8,303,836
Issued	—
Exercised	(5,329,220)
Expired/Cancelled	(113,520)
Outstanding at July 31, 2018	2,861,096
Issued	—
Exercised	(2,399,999)
Expired/Cancelled	—
Outstanding at July 31, 2019	461,097

The following table summarizes information related to warrants outstanding at July 31, 2019:

Expiration	Exercise
Date	Price	Shares
08/29/19	$0.75	133,332
12/01/21	$1.25	58,824
12/01/21	$1.28	117,647
01/23/22	$1.25	117,647
01/23/22	$1.28	33,647
		461,097